Pensions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Pensions
18.	Pensions

a)	Defined Benefit Plans
The Company has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular employees’ service years prior to the enforcement of the Labor Pension Act on July 1, 2005 and service years thereafter of employees who chose to continue to be subject to the pension mechanism under the Labor Standards Act. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement. The Company contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the pension fund deposited with the Bank of Taiwan, the trustee, under the name of the independent pension fund committee. Also, the Company would assess the balance in the aforementioned labor pension reserve account by the end of every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method, to the employees expected to be qualified for retirement next year, the Company will make contributions to cover the deficit by March of following year.

(a)	The amounts recognized in the statements of financial position are as follows:

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Present value of defined benefit obligations	(901,159)	(943,391)
Fair value of plan assets	421,052	431,740

Net defined benefit liability	(480,107)	(511,651)

(b)	Movements in net defined benefit liability are as follows:

	2018
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(838,543)	360,017	(478,526)
Current services cost	(382)	—	(382)
Interest (expense) income	(14,429)	6,291	(8,138)

	(853,354)	366,308	(487,046)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	8,145	8,145
Financial assumption movement effect	(56,934)	—	(56,934)
Experience adjustments	(11,172)	—	(11,172)

	(68,106)	8,145	(59,961)

Pension fund contribution	—	26,242	26,242
Paid pension	11,379	(11,379)	—

December 31	(910,081)	389,316	(520,765)

	2019
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(910,081)	389,316	(520,765)
Current services cost	(332)	—	(332)
Interest (expense) income	(11,170)	4,831	(6,339)

	(921,583)	394,147	(527,436)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	12,601	12,601
Financial assumption movement effect	(27,993)	—	(27,993)
Experience adjustments	36,308	—	36,308

	8,315	12,601	20,916

Pension fund contribution	—	26,413	26,413
Paid pension	12,109	(12,109)	—

December 31	(901,159)	421,052	(480,107)

	2020
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(901,159)	421,052	(480,107)
Current services cost	(263)	—	(263)
Interest (expense) income	(8,835)	4,171	(4,664)

	(910,257)	425,223	(485,034)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	12,568	12,568
Financial assumption movement effect	(57,180)	—	(57,180)
Experience adjustments	(7,378)	—	(7,378)

	(64,558)	12,568	(51,990)

Pension fund contribution	—	25,373	25,373
Paid pension	31,424	(31,424)	—

December 31	(943,391)	431,740	(511,651)

(c)
The Bank of Taiwan was commissioned to manage the fund of the Company’s defined benefit pension plan in accordance with the fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter,
or private placement equity securities, investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year
time deposits with the interest rates offered by local banks. If the earnings are less than aforementioned rates, government shall make payment for the deficit after being authorized by the authority. The Company has no right to participate in managing and operating that fund and hence the Company is unable to disclose the classification of the fair value of plan asset in accordance with IAS 19 “Employee Benefits” paragraph 142. The composition of fair value of plan assets as of December 31, 2019 and 2020 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.

(d)	The principal actuarial assumptions used were as follows:

	Year ended December 31,
	2019	2020
Discount rate	1.00%	0.50%

Future salary increase	3.50%	3.50%

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each territory.

Because the main actuarial assumption changed, the present value of defined benefit obligations is affected. The analysis was as follows:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2019
Effect on present value of defined benefit obligations	(27,993)	29,284	28,501	(27,407)

December 31, 2020
Effect on present value of defined benefit obligations	(29,114)	30,434	29,471	(28,365)

The sensitivity analysis above is based on a change in an assumption while holding all other assumptions constant. In practice, changes in some of the assumptions may be correlated. The method of sensitivity analysis and the method of calculating net defined benefit liability in the statements of financial position are the same.
The methods and types of assumptions used in preparing the sensitivity analysis remain unchanged from previous period.

(e)	Expected contributions to the defined benefit pension plans of the Company for the year ending December 31, 2021 amounts to NT$26,261 thousand.

(f)	As of December 31, 2020, the weighted average duration of that retirement plan is 12.6 years. The analysis of timing of the future pension payment was as follows:

December 31, 2020
NT$000
Within 1 year	35,066
1-2 years	35,198
2-5 years	122,969
5-10 years	165,979

359,212

b)	Defined Contribution Plans
Effective from July 1, 2005, the Company established a defined contribution pension plan (“New Plan”) under the Labor Pension Act, covering all regular employees with ROC nationality. Under the New Plan, the Company contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment. The pension costs under defined contribution pension plans of the Company for the years ended December 31, 2018, 2019 and 2020 were NT$193,047 thousand, NT$187,502 thousand and NT$184,562 thousand, respectively.